Benefit Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Benefit Plans
14.	Benefit Plans
Legacy Celularity established a defined contribution savings plan under Section 401(k) of the Internal Revenue Code that continues to be in effect at the Company following the Business Combination. This plan covers all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax
basis. Matching contributions to the plan may be made at the discretion of the Company’s board of directors. During the three months ended March 31, 2022 and 2021, the Company made contributions of $1,400 and $835 to the plan, respectively.

16.	Benefit Plans
The Company established a defined contribution savings plan under Section 401(k) of the Internal Revenue Code. This plan covers all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis.
Matching contributions to the plan may be made at the discretion of the Company’s board of directors. During the years ended December 31, 2021 and 2020, the Company made contributions of
 $
989
and $
835
, respectively, to the
plan.